segment information	12 Months Ended
Dec. 31, 2018
segment information
segment information

5     segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance. As we do not currently aggregate operating segments, our reportable segments as at December 31, 2018, are also wireless and wireline. The wireless segment includes network revenues and equipment sales arising from mobile technologies. The wireline segment includes data revenues (which include Internet protocol; television; hosting, managed information technology and cloud-based services; customer care and business services (formerly business process outsourcing); certain healthcare solutions; and home and business security), voice and other telecommunications services revenues (excluding wireless arising from mobile technologies), and equipment sales. Segmentation has been based on similarities in technology (mobile versus fixed), the technical expertise required to deliver the services and products, customer characteristics, the distribution channels used and regulatory treatment. Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

	Wireless		Wireline		Eliminations		Consolidated
Years ended December 31 (millions)	2018	2017	2018	2017	2018	2017	2018	2017
		(adjusted –		(adjusted –				(adjusted –
		Note 2(c))		Note 2(c))				Note 2(c))
Operating revenues
External revenues
Service	$6,054	$5,896	$5,828	$5,436	$—	$—	$11,882	$11,332
Equipment	1,963	1,739	250	234	—	—	2,213	1,973
Revenues arising from contracts with customers	8,017	7,635	6,078	5,670	—	—	14,095	13,305
Other operating income	118	36	155	67	—	—	273	103
	8,135	7,671	6,233	5,737	—	—	14,368	13,408
Intersegment revenues	47	43	207	206	(254)	(249)	—	—
	$8,182	$7,714	$6,440	$5,943	$(254)	$(249)	$14,368	$13,408
EBITDA [1]	$3,431	$3,250	$1,673	$1,660	$—	$—	$5,104	$4,910
CAPEX, excluding spectrum licences [2]	$896	$978	$2,018	$2,116	$—	$—	$2,914	$3,094

Operating revenues – external (above)	$14,368	$13,408
Goods and services purchased	6,368	5,904
Employee benefits expense	2,896	2,594
EBITDA (above)	5,104	4,910
Depreciation	1,669	1,617
Amortization	598	552
Operating income	2,837	2,741
Financing costs	661	573
Income before income taxes	$2,176	$2,168
1

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

2

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.

Geographical information

We attribute revenues from external customers to individual countries on the basis of the location where the goods and/or services are provided. We do not have significant revenues that we attribute to countries other than Canada (our country of domicile), nor do we have significant amounts of property, plant, equipment and/or intangible assets located outside of Canada. As at December 31, 2018, on a historical cost basis, we had $546 million (2017 – $262 million) of goodwill located outside of Canada.